Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average number of common shares outstanding (shares)	76,482,914	67,624,036	58,029,745